Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 16.3	$ 223.1
Zonegran Settlement [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		$ 203.7